Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Raw materials	182,882	—
Finished goods	10,478,683	6,001,646
Less: allowance for provision	(677,465)	(1,281,842)
Inventories, net	9,984,100	4,719,804

Schedule of Allowance for Inventory Valuation

The movement of the allowance for inventory valuation is as follows:

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	(59,960)	(181,499)	(677,465)
Current year provision	(149,075)	(802,807)	(4,887,040)
Write-downs	27,536	306,841	4,282,663
Balance at the end of the year	(181,499)	(677,465)	(1,281,842)